Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Deferred tax liabilities
Intangibles	$ (24,340)	$ (24,873)
Property and equipment	(56,517)	(55,588)
Total deferred tax liabilities	(80,857)	(80,461)
Deferred tax assets:
Net operating loss carry forward	22,053	25,779
Other	17,058	13,461
Total deferred tax assets	39,111	39,240
Valuation allowance	(337)	(337)
Net deferred tax assets	38,774	38,903
Net deferred tax liabilities	$ (42,083)	$ (41,558)